Initial Public Offering (Details) - $ / shares			3 Months Ended
	Dec. 31, 2021	Jul. 12, 2021	Mar. 31, 2022
Initial Public Offering [Line Items]
Sale of units	14,375,000
Agrico Acquisition Corp.
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share)		$ 10.00
Sale of Stock, Description of Transaction		Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (See Note 7).
Initial Public Offering | Agrico Acquisition Corp.
Initial Public Offering [Line Items]
Sale of units		14,375,000	14,375,000
Over-Allotment Option | Agrico Acquisition Corp.
Initial Public Offering [Line Items]
Additional units of shares		1,875,000
Purchase price, per unit (in Dollars per share)		$ 10.00
Class A Ordinary Shares | Maximum | Agrico Acquisition Corp.
Initial Public Offering [Line Items]
Shares issued (in shares)	143,750		143,750